United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/10

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          November 2, 2010

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      22
Form 13F Information Table Value Total:      $285,473
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER  INSTR. V SOLE  SHARED  NONE
BAIDU INC.               COM        56752108    9,875,000       96,224.00 X                             10,590   31,787   53,847
CH ROBINSON WORLDWIDE    COM       12541W209   12,228,000      174,878.00 X                             17,465   62,041   95,372
CME GROUP INC.           COM       12572Q105    3,596,000       13,805.00 X                              1,341    4,701    7,763
DANAHER CORP.            COM       235851102   14,296,000      352,019.00 X                             37,374  122,157  192,488
EBAY INC.                COM       278642103   14,085,000      577,234.00 X                             56,646  203,394  317,194
EXPRESS SCRIPTS          COM       302182100   55,766,000    1,145,074.00 X                            116,015  400,989  628,070
GEN PROBE INC.           COM       36866T103   16,377,000      337,933.00 X                             34,218  117,366  186,349
GLOBAL PAYMENTS          COM       37940X102   12,699,000      296,068.00 X                             34,218  117,366  144,484
GOOGLE INC.              COM       38259P508    9,799,000       18,635.00 X                              1,871    6,838    9,926
IDEXX LABS               COM       45168D104   13,736,000      222,545.00 X                             24,053   78,133  120,359
INTERCONTINENTAL EXCHANG COM       45865V100   12,704,000      121,312.00 X                             12,443   41,106   67,763
LABORATORY CORP.         COM       50540R409   17,736,000      226,127.00 X                             23,659   78,206  124,262
MONSANTO CO.             COM       61166W101    6,946,000      144,904.00 X                             14,614   50,448   79,842
NEW ORIENTAL EDUCATION   COM       647581107   14,003,000      143,495.00 X                             15,049   49,731   78,715
PRAXAIR INC.             COM       74005P104   17,146,000      189,951.00 X                             19,584   69,499  100,868
QUALCOM INC.             COM       747525103   19,005,000      421,089.00 X                             44,215  150,706  226,168
UNITED PARCEL SERVICE    COM       911312106   11,217,000      168,190.00 X                             17,350   58,225   92,615
VISA INC.                COM       92826C839   24,031,000      323,601.00 X                             34,105  107,293  182,203

MSCI EAFI INDEX          MF        464287465       97,000        1,775.00 X                                       1,775        0
S&P 500 INDEX            MF        464287200       57,000          500.00 X                                         500        0
S&P MIDCAP 400 INDEX     MF        464287507       28,000          350.00 X                                         350        0
S&P 100 INDEX FUND       MF        464287101       46,000          900.00 X                                         900        0

TOTAL COMMON STOCK                            285,245,000

TOTAL MUTUAL FUNDS                                228,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              285,473,000

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